SUPPLEMENTARY CASH FLOW INFORMATION (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net change in non-cash working capital items:
Inventory	$ (4,512)	$ (2,050)
Prepaid expenses and other assets	(1,082)	(432)
Taxes recoverable	(940)	3,088
Taxes payable	2,353	529
Accounts payable and accrued liabilities	2,351	(2,622)
Amounts receivable	(1,452)	273
Amounts due to related parties	(192)	(355)
Net change in non-cash working capital items	$ (3,474)	$ (1,569)